PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 19,301,169	$ 18,143,600
Less: Accumulated depreciation	(15,269,635)	(13,696,537)
Property, plant and equipment, net	4,031,534	4,447,063
Depreciation expense	705,289	793,844	$ 1,317,119
Long-term bank loans
Property, Plant and Equipment [Line Items]
Property pledged as collateral	0	826,419
Short-term bank loans
Property, Plant and Equipment [Line Items]
Property pledged as collateral	340,140	0
Short-term bank loans related party
Property, Plant and Equipment [Line Items]
Property pledged as collateral	0	3,620,644
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	4,090,603	3,853,080
Less: Accumulated depreciation	(2,781,302)	(2,396,424)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14,743,997	13,881,331
Less: Accumulated depreciation	(12,080,380)	(10,923,184)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	340,271	291,682
Less: Accumulated depreciation	(298,219)	(278,494)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	126,298	117,507
Less: Accumulated depreciation	(109,734)	(98,435)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Unrealized foreign exchange translation gain/(loss)	$ 251,912	$ (323,040)	$ (329,926)